Convertible Promissory Notes Payable (Details Narrative) - USD ($)																															1 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended
	Jan. 30, 2021	Dec. 17, 2020	Oct. 07, 2020	Aug. 31, 2020	Aug. 28, 2020	Aug. 03, 2020	Jul. 31, 2020	Jul. 24, 2020	Jul. 22, 2020	Jun. 26, 2020	Apr. 30, 2020	Apr. 20, 2020	Jan. 30, 2020	Jan. 07, 2020	Nov. 07, 2019	Oct. 14, 2019	Oct. 03, 2019	Sep. 06, 2019	Aug. 31, 2019	Aug. 30, 2019	Aug. 30, 2019	Aug. 29, 2019	Aug. 19, 2019	Aug. 16, 2019	Apr. 09, 2019	Dec. 27, 2018	Jun. 18, 2018	Jan. 03, 2018	Jun. 30, 2017	Apr. 25, 2017	Aug. 10, 2020	Jun. 29, 2020	Dec. 31, 2020	Sep. 30, 2020	Oct. 30, 2019	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2021	Aug. 13, 2020	Feb. 29, 2020	Jan. 31, 2020	Oct. 04, 2019	Aug. 31, 2018
Debt principal balance																																	$ 1,062,764				$ 1,062,764
Proceeds from convertible promissory note																																					1,912,382	$ 2,588,900
Debt original issue discount													$ 1,287,473
Payments of principal and interest																																						501,041
Convertible promissory notes default amount																																	351,000				$ 351,000
Debt instrument, description																																					The aggregate loss on debt extinguishment upon conversions associated with the difference between the fair market value of the shares issued upon conversion and the amounts of principal balances converted at the conversion price amounted to $36,271,137 consisting of $15,704,425, $19,700,260 and $866,452 as discussed above (See Note 11).
Proceeds from promissory notes																																					$ 4,479,662	9,280,655
Gain (loss) on debt extinguishment, net																															$ 237,665						7,847,073	39,090,168
Number of shares of common stock upon conversion of debt																																						3,667,696
Put premium to paid in capital																																	104,872,991				104,872,991	47,715,878
Convertible notes payable																																	979,216				979,216	3,634,344
Premium liability																																							$ 385,385
Aggregate purchase price of warrant																																						(3,620,498)
Warrant exercise price														$ 0.40
Debt conversion price per share														$ 0.40
Number of common stock issued										4,000,000,000																					85,710,419	70,203,889		85,710,419
Cancellation of warrants in exchange of common stock, shares																									600,000
Cancellation of warrants in exchange of common stock																									$ 7,686,000
Loss on debt extinguishment																									$ 7,686,000
Cancellation of warrants in exchange of common stock, price per share																									$ 12.81
Repayment of notes payable																																					3,002,127	10,485,502
Deemed dividend														$ 17,836,244
Amortization of debt discounts																																					4,928,010	4,536,366
Repayments of convertible debt																																					257,139	386,923
Fair value of derivative liabilities													11,381,885																										838,471
Initial derivative expense																																					7,530,095
Gain on derivative liability																																					(34,692,503)	$ (55,841,032)
Default penalty amount due																																	$ 711,764				711,764
Warrant Holders [Member]
Percentage of warrant purchase																							4.75%
Number of common stock issued																							240,000
Investors [Member]
Warrant term																																			5 years
Warrant exercise price																																			$ 2.50
Number of common stock issued																																			619,000
Offering of Equity [Member]
Debt instrument, description																							If the Company completes an offering of equity or equity linked securities (including warrants, convertible preferred stock, convertible debentures or convertible promissory notes) which results in gross proceeds to the Company of at least $4,000,000, then the Company will use a portion of the proceeds thereof to repay not less than half of the obligations then outstanding pursuant to the Bellridge Note.
Proceeds from promissory notes																							$ 4,000,000
Offering of Debt [Member]
Debt instrument, description																							If the Company completes an offering of debt which results in gross proceeds to the Company of at least $3,000,000, then the Company will use a portion of the proceeds thereof to repay any remaining obligations then outstanding pursuant to the Bellridge Note.
Proceeds from promissory notes																							$ 3,000,000
Series B preferred stock [Member]
Number of shares of common stock upon conversion of debt, shares
Number of shares of common stock upon conversion of debt
Number of common stock issued								1,000,000
Debt conversion, converted instrument, shares issued								1,000,000
Warrants [Member]
Debt principal balance																				$ 2,469,840	$ 2,469,840
Debt original issue discount																				$ 246,984	$ 246,984																						$ 262,872
Warrant exercise price														$ 0.40				$ 2.50	$ 3.50																						$ 2.50
Warrants Purchase														8,644,474				1,383,116		987,940	987,940
Warrants proceeds																						$ 295,534
Debt original issue discount percentage																						10.00%
Origination fees																						$ 61,101
Repayment of notes payable																						1,643,367
Conversion of existing notes payable, value																						$ 222,854
Common Stock [Member]
Number of shares of common stock upon conversion of debt, shares																																						1,467,078
Number of shares of common stock upon conversion of debt																																						$ 1,468
Warrant Two [Member]
Aggregate purchase price of warrant																																					$ 82,771
Warrant exercise price																																	$ 3.51				$ 3.51
Warrants Purchase																																	66,401				66,401
Offering cost																																												$ 1,000,000
Warrants One [Member]
Warrant exercise price														$ 0.40
Warrants Purchase														416,669
RDW Capital, LLC [Member]
Debt principal balance																													$ 240,000
Purchase price																													$ 30,000
Debt instrument interest rate																													12.00%
Percentage of common stock option of lowest VWAP																													50.00%
Increased interest rate per month																												24.00%
Debt instrument, description																													All principal and accrued interest under the note was due six months following the issue date of the note and was convertible into shares of the Company's common stock, at a conversion price equal to fifty (50%) of the lowest volume-weighted average price for the ten trading days immediately preceding the conversion.
Bellridge Capital, L.P [Member]
Debt principal balance																									$ 2,223,918
Debt instrument maturity date						Apr. 30, 2021																			Aug. 31, 2020
Debt instrument interest rate																									10.00%
Gain (loss) on debt extinguishment, net				$ 512,366			$ 512,366																		$ 10,248,000
Accrued interest																																	$ 70,671				$ 70,671
Debt conversion price per share						$ 0.02																			$ 0.02
Convertible debt																									$ 2,497,502
Reduction of convertible promissory debt																									$ 1,800,000
Number of restricted common stock issued																									800,000
Beneficial ownership limitation, description																									Such issuances will occur in increments of no fewer than the lesser of (i) 50,000 shares and (ii) the balance of the 800,000 shares owed. The "Beneficial Ownership Limitation" is 4.99% of the number of shares of the Company's common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable pursuant to the Bellridge Modification Agreement.
Number of owed shares																									800,000
Percentage for beneficial ownership limitation																									4.99%
Number of common stock issued																							100,000
Reduction of interest rate																							5.00%
Cancellation of warrants in exchange of common stock, shares																									360,000
Loss on debt extinguishment																									$ 1,013,118
Gain on debt extinguishment																									61,841,708
Conversion of indebtedness				$ 1,813,402		$ 2,150,000	$ 1,813,402
Debt conversion, converted instrument, shares issued				107,500,001			107,500,001
Derivative expense																									$ 41,653,345
Bellridge Capital, L.P [Member] | Series B preferred stock [Member]
Number of common stock issued																								700,000
Bellridge Capital, L.P [Member] | Common Stock [Member]
Number of common stock issued																								700,000
Convertible Debt [Member] | Bellridge [Member]
Percentage of warrant purchase																										2.00%
Warrant exercise price																										$ 100
Convertible Notes Payable [Member]
Debt original issue discount																																	0				0	0
Accrued interest																																						126,740
Convertible debt																																	$ 0				0	1,813,402
Notes [Member]
Debt original issue discount																	$ 16,667
Debt instrument maturity date																	Jan. 03, 2021		Nov. 30, 2020
Debt instrument interest rate																	10.00%		10.00%
Debt instrument, description																	During the existence of an Event of Default, interest accrued at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the four-month anniversary of the October 3 Note, monthly payments of interest and monthly principal payments, based on a 12-month amortization schedule (each, an "October 3 Note Amortization Payment"), were due and payable, until the Maturity Date, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable under the October 3 Notes was immediately due and payable. The October 3 Note Amortization Payments are made in cash unless the investor payment in the Company's common stock in lieu of a cash payment (each, an "October 3 Note Stock Payment"). If the investor requested an October 3 Note Stock Payment, the number of shares of common stock issued was based on the amount of the applicable October 3 Note Amortization Payment divided by 80% of the lowest VWAP (as defined in the October 3 Note) during the five Trading Day (as defined in the October 3 Note) period prior to the due date of the October 3 Note Amortization Payment.		During the existence of an Event of Default (as defined in the August 2019 Notes), interest accrued at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the four-month anniversary of the August 2019 Notes, monthly payments of interest and monthly principal payments, based on a 12-month amortization schedule (each, an "August 2019 Amortization Payment"), were due and payable, until November 30, 2020 at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable under the August 2019 Notes were immediately due and payable. The Company's August 2019 Note Amortization Payments due on December 30, 2019 were paid on January 6, 2020 and the Company did not receive any default notice for this late payment. The August 2019 Note Amortization Payments were made in cash unless the investor requested payment in the Company's common stock in lieu of a cash payment (an "August 2019 Note Stock Payment"). If the investor requested an August 2019 Note Stock Payment, the number of shares of common stock issued was based on the amount of the applicable August 2019 Amortization Payment divided by 80% of the lowest VWAP (as defined in the August 2019 Notes) during the five Trading Day (as defined in the August 2019 Notes) period prior to the due date of the August 2019 Amortization Payment.
Proceeds from promissory notes																	$ 166,667
Warrants Purchase																	66,401
Debt payment description																	The October 3 Note may be prepaid, provided that certain Equity Conditions, as defined in the October 3 Note, have been met (or any such failure to meet the Equity Conditions has been waived): (i) from October 3, 2019 until and through January 3, 2020, at an amount equal to 105% of the aggregate of the outstanding principal balance of the October 3 Note and accrued and unpaid interest, and (ii) after January 3, 2020, at an amount equal to 115% of the aggregate of the outstanding principal balance of the October 3 Note and accrued and unpaid interest. In the event that the Company closes a Public Offering, the holder may elect to: (x) have its principal and accrued interest prepaid directly from the proceeds of the Public Offering at the prices set forth above, or (y) exchange its October 3 Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold the October 3 Note. Except for a Public Offering and October 3 Note Amortization Payments, in order to prepay the October 3 Note, the Company must provide at least 20 days' prior written notice to the holder, during which time the holder may convert the October 3 Note in whole or in part at the conversion price. For avoidance of doubt, the October 3 Note Amortization Payments are prepayments and are subject to prepayment penalties equal to 115% of the October 3 Note Amortization Payment. In the event the Company consummates a Public Offering while the October 3 Note is outstanding, then 25% of the net proceeds of such offering will, within two business days of the closing of such Public Offering, be applied to reduce the outstanding obligations pursuant to the October 3 Note.		Notes may be prepaid, provided that certain Equity Conditions, as defined in the August 2019 Notes, have been met (or any such failure to meet the Equity Conditions has been waived): (i) from August 30, 2019 until and through November 30, 2019 at an amount equal to 105% of the aggregate of the outstanding principal balance of the August 2019 Notes and accrued and unpaid interest, and (ii) after August 30, 2019 at an amount equal to 115% of the aggregate of the outstanding principal balance of the August 2019 Notes and accrued and unpaid interest. In the event that the Company closes a registered public offering of securities for its own account (a "Public Offering"), the holders may elect to: (x) have their principal and accrued interest prepaid directly from the proceeds of the Public Offering at the prices set forth above, (y) exchange their August 2019 Notes at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold their August 2019 Notes. Except for a Public Offering and August 2019 Amortization Payments, in order to prepay the August 2019 Notes, the Company must provide at least 20 days' prior written notice to the holders, during which time the holders may convert their August 2019 Notes in whole or in part at the then-applicable conversion price. For avoidance of doubt, the August 2019 Amortization Payments are prepayments and are subject to prepayment penalties equal to 115% of the August 2019 Amortization Payment. In the event the Company consummates a Public Offering while the August 2019 Notes are outstanding, then 25% of the net proceeds of such offering will, within two business days of the closing of such Public Offering, be applied to reduce the outstanding obligations pursuant to the August 2019 Notes.
Debt conversion description																	The "Conversion Price" in effect on any Conversion Date means, as of any Conversion Date (as defined in the October 3 Note) or other date of determination, the lower of: (i) $2.51 per share and (ii) the price per share paid by investors in the contemplated equity offering of up to $1,000,000. If an Event of Default (as defined in the October 3 Note) has occurred, regardless of whether such Event of Default (as defined in the October 3 Note) has been cured or remains ongoing, the October 3 Note are convertible at the lower of: (i) $2.51 and (ii) 70% of the second lowest closing price of the common stock as reported on the Trading Market (as defined in the October 3 Note) during the 20 consecutive Trading Day (as defined in the October 3 Note) period ending and including the Trading Day (as defined in the October 3 Note) immediately preceding the delivery or deemed delivery of the applicable Notice of Conversion.		The initial conversion price of the August 2019 Notes was the lower of: (i) $3.50 per share and (ii) the price per share paid by investors in the contemplated equity offering of up to $1,000,000. If an Event of Default (as defined in the August 2019 Notes) has occurred, regardless of whether it has been cured or remains ongoing, the August 2019 Notes were initially convertible at the lower of: (i) $3.50 and (ii) 70% of the second lowest closing price of the common stock as reported on the Trading Market (as defined in the August 2019 Notes) during the 20 consecutive Trading Day (as defined in the August 2019 Notes) period ending and including the Trading Day (as defined in the August 2019 Notes) immediately preceding the delivery or deemed delivery of the applicable notice of conversion.
August 2019 Notes [Member]
Debt principal balance													$ 723,985
Debt original issue discount																				$ 936,645	$ 936,645
Debt instrument interest rate													30.00%
Payments of principal and interest																																		$ 284,249		$ 2,118,311
Interest expenses																																				$ 84,416
Number of shares of common stock upon conversion of debt, shares																																	9,606,099			293,677,788
Accrued interest																																	$ 58,317	8,450		$ 48,685	$ 58,317
Debt interest monthly payments																																		$ 900		1,000
Debt converted conversion percentage													18.00%
Debt conversion price per share																																	$ 0.006				$ 0.006
Debt conversion, converted instrument, shares issued																																		39,885,602
Repayment of notes payable																																				257,139
Fair value of embedded conversion option derivatives																				1,953,968	1,953,968
Derivative expense																				1,017,323
Settlement of debt																																				$ 128,674
August 2019 Warrant [Member]
Exercise price per share																																	$ 0.006				$ 0.006
August 30, 2019 Convertible Notes Payable [Member]
Debt principal balance																																	$ 22,064				$ 22,064	658,623
Debt original issue discount																																						1,811,217
Payments of principal and interest																																					22,064	2,469,840
October 3 Note [Member]
Debt principal balance																																	216,667				216,667	166,667
Debt instrument interest rate																																										30.00%
Proceeds from promissory notes																	$ 67,229
Interest expenses																																					$ 2,180
Number of shares of common stock upon conversion of debt, shares																																					27,525,109
Accrued interest																																	$ 11,774				$ 11,774					$ 50,000
Debt interest monthly payments																																					$ 5,000
Repayment of loan percentage																																										18.00%
Debt conversion price per share														$ 0.40																			$ 0.006				$ 0.006
Convertible debt																																	$ 0				$ 0	33,334
Deemed dividend														$ 859,768
Exercise price per share																																	$ 0.006				$ 0.006
Fair value of embedded conversion option derivatives																																	$ 123,795				$ 123,795
Derivative expense														$ 56,566
Amortization of debt discounts																																					100,000	133,333
October 3 Note [Member] | Warrants [Member]
Warrant exercise price														$ 0.40
Warrants Purchase														66,667
Fall 2019 Notes [Member]
Debt principal balance		$ 500,000																															$ 500,000				$ 500,000
Number of shares of common stock upon conversion of debt, shares		55,000,000
Q1/Q2 Notes [Member]
Debt conversion price per share																																	$ 0.006				$ 0.006
2020 Notes [Member]
Aggregate purchase price of warrant																																					$ 456,858
Warrants proceeds																																					456,858
April 2020 Note [Member]
Debt original issue discount																																	$ 69,300				69,300
Interest expenses																																		$ 231,000
Number of shares of common stock upon conversion of debt, shares			53,255,583																															38,500,000
Accrued interest			$ 26,383
Convertible notes payable																																	$ 69,300				69,300
Payments of debt issuance costs																																					$ 415,000
Debt conversion price per share																																	$ 0.006				$ 0.006
Embedded conversion option derivative																																					$ 1,436,725
Initial derivative expense																																					1,021,725
OtherConvertible Debt [Member]
Debt principal balance					$ 185,000
Proceeds from convertible promissory note					185,000
Payments of principal and interest					7,500
Reduction of convertible promissory debt					$ 20,000
Repayments of convertible debt											$ 170,000																										15,000
OtherConvertible Debt [Member] | Subsequent Event [Member]
Number of shares of common stock upon conversion of debt, shares	15,454,546
Derivative Liabilities [Member]
Debt principal balance																																	$ 1,531,335				$ 1,531,335
Debt original issue discount															$ 328,638	$ 328,638																						936,645
Increased interest rate per month																																					30.00%
Gain (loss) on debt extinguishment, net																																					$ 45,731,614
Interest expenses																																					1,531,335
Put premium to paid in capital																																							385,385
Fair value of embedded conversion option derivatives															328,638	328,638																	$ 6,340,248				6,340,248	1,953,968
Derivative expense																																						1,017,323
Initial derivative expense																																						776,540
Convertible notes payable																																							838,471
Gain on derivative liability															21,031	21,031																						240,783
RedDiamond and Bellridge Debt [Member]
Derivative expense																																						55,037,605
Reduced derivative liabilities																																						61,841,708
Derivative Liabilities One [Member]
Debt original issue discount																																						67,229
Fair value of embedded conversion option derivatives																																						123,795
Derivative expense																																						56,566
Initial derivative expense																																						47,918
Gain on derivative liability																																						8,648
Derivative Liabilities Two [Member]
Initial derivative expense																																						21,031
Convertible Notes [Member]
Amortization of debt discounts																																					$ 4,322,247	$ 1,184,463
Weighted average interest rate																																	18.00%				18.00%	850.00%
Maximum [Member]
Offering cost																			$ 1,000,000
Red Diamond Partners, LLC [Member]
Percentage of common stock option of lowest VWAP																									65.00%
Debt conversion price per share																									$ 1.50
Red Diamond Partners, LLC [Member] | The Red Diamond Notes [Member]
Payments of principal and interest																																							$ 270,000
Increased interest rate per month																																							18.00%
Red Diamond Partners, LLC And RDW Capital LLC [Member]
Debt principal balance																									$ 510,000								$ 0				$ 0	$ 895,385
Debt instrument maturity date																									Dec. 31, 2020
Debt instrument, description																									Repay not less than half of the obligations then outstanding pursuant to the notes if the Company completes an offering of equity or equity linked securities (including warrants, convertible preferred stock, convertible debentures or convertible promissory note) which results in gross proceeds to the Company of at least $4,000,000, using a portion of the proceeds thereof.
Proceeds from promissory notes																									$ 4,000,000
Gain (loss) on debt extinguishment, net																									432,589
Debt put premium																				385,385					385,385												$ 0	385,385
Reversal of default interest payable																									$ 47,204
Interest expenses																				$ 385,385
Number of shares of common stock upon conversion of debt, shares																																					96,661,102
Number of shares of common stock upon conversion of debt																																					$ 510,000
Accrued interest																																	158,141				158,141
Put premium to paid in capital																																	385,385				385,385
Convertible notes payable																																	0				0	510,000
Placement Agent [Member]
Number of restricted common stock issued																									360,000
Cancellation of warrants in exchange of common stock, shares																									240,000
Securities Purchase Agreement [Member]
Proceeds from convertible promissory note																																					2,068,000
Debt original issue discount																																	$ 188,000				$ 188,000
Debt instrument interest rate																																	10.00%				10.00%
Debt instrument, description																																					During the existence of an Event of Default (as defined in the applicable Q1/Q2 2020 Note), which includes, amongst other events, any default in the payment of principal and interest payments (including Q1/Q2 2020 Note Amortization Payments) under any Q1/Q2 2020 Note or any other indebtedness, interest accrues at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the thirteenth month anniversary of each Q1/Q2 2020 Note, monthly payments of interest and monthly principal payments, based on a 12-month amortization schedule (each, a "Q1/Q2 2020 Note Amortization Payment"), will be due and payable.
Proceeds from promissory notes																																					$ 1,880,000
Aggregate purchase price of warrant																					$ 1,225,109
Warrant exercise price														$ 0.40				$ 2.50		$ 3.50	$ 3.50
Warrants Purchase																																	827,200				827,200
Debt payment description																																					Notes may be prepaid, provided that certain Equity Conditions, as defined in the Q1/Q2 2020 Notes, have been met (or any such failure to meet the Equity Conditions has been waived): (i) from each Q1/Q2 2020 Note's respective original issuance date until and through the day that falls on the third month anniversary of such original issue date (each a "Q1/Q2 2020 Note 3 Month Anniversary") at an amount equal to 105% of the aggregate of the outstanding principal balance of the Q1/Q2 2020 Note and accrued and unpaid interest, and (ii) after the applicable Q1/Q2 2020 Note 3 Month Anniversary at an amount equal to 115% of the aggregate of the outstanding principal balance of the Q1/Q2 2020 Note and accrued and unpaid interest. In the event that the Company closes a Public Offering, each holder may elect to: (x) have its principal and accrued interest prepaid directly from the proceeds of the Public Offering at the prices set forth above, (y) exchange its Q1/Q2 2020 Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold its Q1/Q2 2020 Note(s). Except for a Public Offering and Q1/Q2 2020 Note Amortization Payments, in order to prepay a Q1/Q2 2020 Note, the Company must provide at least 30 days' prior written notice to the holder thereof, during which time the holder may convert its Q1/Q2 2020 Note in whole or in part at the applicable conversion price. The Q1/Q2 2020 Note Amortization Payments are prepayments and are subject to prepayment penalties equal to 115% of the Q1/Q2 2020 Note Amortization Payment. In the event the Company consummates a Public Offering while the Q1/Q2 2020 Notes are outstanding, then 25% of the net proceeds of such offering will, within two business days of the closing of such Public Offering, be applied to reduce the outstanding obligations pursuant to the Q1/Q2 2020 Notes.
Debt conversion description																																					The "Conversion Price" in effect on any Conversion Date (as defined in the applicable Q1/Q2 2020 Note) means, as of any date of determination, $0.40 per share, subject to adjustment as provided therein and summarized below. If an Event of Default (as defined in the applicable Q1/Q2 2020 Note) has occurred, regardless of whether it has been cured or remains ongoing, the Q1/Q2 2020 Notes are convertible at the lower of: (i) $0.40 and (ii) 70% of the second lowest closing price of the common stock as reported on the Trading Market (as defined in the applicable Q1/Q2 2020 Note) during the 20 consecutive Trading Day (as defined in the applicable Q1/Q2 2020 Note) period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable notice of conversion. All such Conversion Price determinations are to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the common stock.
Deemed dividend														$ 17,836,244				$ 981,548
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Exercise price per share																																								$ 11.67
Securities Purchase Agreement [Member] | Accredited Investor [Member]
Warrant term																	5 years
Aggregate purchase price of warrant																	$ 82,771
Warrant exercise price																	$ 2.50
Securities Purchase Agreement [Member] | Warrants [Member]
Debt original issue discount																																	$ 1,287,474				$ 1,287,474
Aggregate purchase price of warrant																																					$ 262,872
Warrant exercise price																																	$ 0.40				$ 0.40
Warrants Purchase																																	827,200				827,200
Fair value of embedded conversion option derivatives																																	$ 8,817,568				$ 8,817,568
Initial derivative expense																																					7,530,095
Securities Purchase Agreement [Member] | Bellridge [Member]
Repayment of loan percentage																																													125.00%
Securities Purchase Agreement [Member] | August 2019 Notes [Member]
Debt principal balance																																	$ 620,400				$ 620,400
Debt instrument interest rate																																	30.00%				30.00%
Number of shares of common stock upon conversion of debt																																		$ 291,796,804
Debt converted conversion percentage																																					18.00%
Securities Purchase Agreement [Member] | 2020 Notes [Member]
Debt principal balance																																	$ 717,852				$ 717,852
Debt original issue discount																																	83,548				83,548
Payments of principal and interest																																					801,400
Accrued interest																																	3,731				3,731
Convertible debt																																	1,887,000				1,887,000
Securities Purchase Agreement [Member] | April 2020 Note [Member]
Debt instrument interest rate												18.00%
Debt converted conversion percentage												70.00%
Debt conversion price per share												$ 0.40
Securities Purchase Agreement [Member] | April 2020 Note [Member] | Investors [Member]
Debt principal balance												$ 456,500
Proceeds from convertible promissory note												415,000
Debt original issue discount												$ 41,500
Debt instrument interest rate												6.00%
Debt instrument, description												The April 20 Note contained a 10% original issue discount amounting to $41,500 for a purchase price of $415,000. The Company did not receive any proceeds from the April 20 Note because the investor converted previous notes and accrued interest due to him in the amount of $195,000 into the April 20 Note. In connection with the conversion of notes payable to the April 20 Note, the Company recorded a loss from debt extinguishment of $220,000. The April 20 Note initially bore interest at 6% per annum and becomes due and payable on April 20, 2022 (the "April 20 Note Maturity Date"). During the existence of an Event of Default (as defined in the April 20 Note), which includes, amongst other events, any default in the payment of principal and interest payment (including any April 20 Note Amortization Payments) under any note or any other indebtedness, interest accrues at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the thirteenth month anniversary of the April 20 Note, monthly payments of interest and monthly principal payments, based on a 12-month amortization schedule, will be due and payable (each, an "April 20 Note Amortization Payment"), until the April 20 Note Maturity Date, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable under the April 20 Note will be immediately due and payable. The April 20 Note Amortization Payments will be made in cash unless the investor payment in the Company's common stock in lieu of a cash payment (each, an "April 20 Note Stock Payment"). If the investor requests an April 20 Note Stock Payment, the number of shares of common stock issued will be based on the amount of the applicable April 20 Note Amortization Payment divided by 80% of the lowest VWAP (as defined in the April 20 Note) during the five Trading Day (as defined in the April 20 Note) period prior to the due date of the April 20 Note Amortization Payment.
Interest expenses												$ 136,950
Debt converted conversion percentage												18.00%
Embedded conversion option derivative												$ 1,021,725
Convertible notes payable												$ 1,436,725
Securities Purchase Agreement [Member] | Red Diamond Partners, LLC [Member]
Purchase price																														$ 350,000
Transaction costs																														$ 5,000
Percentage of common stock option of lowest VWAP																														65.00%
Convertible promissory notes default amount																														$ 25,000
Securities Purchase Agreement [Member] | Red Diamond Partners, LLC [Member] | Three Red Diamond Notes [Member]
Debt principal balance																														270,000
Proceeds from convertible promissory note																														265,000
Debt original issue discount																														$ 5,000
Debt instrument maturity date																														Dec. 31, 2018
Debt instrument interest rate																														12.00%
Securities Purchase Agreement [Member] | Red Diamond Partners, LLC [Member] | Maximum [Member]
Debt principal balance																														$ 355,000
Securities Purchase Agreement [Member] | Lender [Member] | Bellridge [Member]
Debt principal balance																											$ 2,497,503
Purchase price																											1,665,000
Debt original issue discount																											$ 832,503
Debt instrument maturity date																										Dec. 18, 2019
Debt instrument interest rate																											10.00%
Payments of debt issuance costs																											$ 177,212
Debt interest monthly payments																										$ 156,219	$ 232,940
Warrant term																											2 years
Percentage of warrant purchase																											4.75%
Aggregate purchase price of warrant																											$ 100
Debt converted conversion percentage																										2.00%
Percentage on membership interests																											100.00%
Proceeds from subsequent offering																											$ 5,000,000
Proceeds from subsequent offering description																											The Company must use 20% of the gross proceeds of the Bellridge Note Subsequent Offering and must make payment to the Bellridge Note holder of an amount in cash equal to the product of (i) the sum of (x) the then outstanding principal amount of the Bellridge Note and (y) all accrued but unpaid interest, multiplied by (ii) (x) 110%, if the Prepayment Date (as defined in the Bellridge Note) is within 90 days of the date hereof the Closing Date (as defined in the Purchase Agreement), or (y) 125%, if the Prepayment Date is after the 90th day following the Closing Date, to which calculated amount the Company must add all other amounts owed pursuant to the Bellridge Note, including, but not limited to, all late fees and liquidated damages.
Registration rights agreement description																											Accordingly, in addition to any other rights the holders may have under the Bellridge Purchase Agreement or under applicable law, on the default date and on each monthly anniversary of each such default date (if the applicable event is not cured by such date) until the ninetieth day from such default date, the Company will pay to each holder an amount in cash, as partial liquidated damages and not as a penalty, equal to the product of one percent (1%) multiplied by the aggregate subscription amount paid by the holder pursuant to the Bellridge Purchase Agreement. Subsequent to the ninetieth day from such default date, the one percent (1%) penalty increases to two percent (2%), with an aggregate cap of twenty percent (20%) per annum. If the Company fails to pay any of these partial liquidated damages in full within seven days after the date payable, the Company will pay interest thereon at a rate of 18% per annum to the holder, accruing daily from the date such partial liquidated damages are due until such amounts, plus all such interest thereon, are paid in full.
Securities Purchase Agreement [Member] | Lender [Member] | Bellridge [Member] | Warrants [Member]
Warrant term																											2 years
Percentage of warrant purchase																											4.75%
Aggregate purchase price of warrant																											$ 100
Securities Purchase Agreement [Member] | Placement Agent [Member] | Bellridge [Member]
Payments of debt issuance costs																											$ 120,000
Warrant term																											2 years
Percentage of warrant purchase																											4.75%
Aggregate purchase price of warrant																											$ 100
Exchange Agreements [Member] | August 2019 Notes and August 2019 Warrants [Member]
Purchase price									$ 500,184
Gain (loss) on debt extinguishment, net									239,678
Accrued interest									$ 85,828
Warrants Purchase									423,159,293
Preferred stock exchanged for common stock									522,726
Leak-Out Agreements [Member]
Common stock average reported trading volume									100,000,001
Percentage of common stock sold on trading day									10.00%
Decription of agreement									The Company and Investors entered into leak-out agreements, dated as of July 20, 2020 and July 22, 2020 (the "Leak-Out Agreements"), whereby the respective Investor agreed that, until the earliest to occur of (a) 120 days from date of Exchange Agreement, (b) the common stock trading at an average reported volume of at least 100,000,001 shares for three consecutive trading days, (c) the price per share of the common stock exceeding $0.10 in a transaction, (d) the time of release (whether by termination of an applicable leak-out agreement or otherwise), in whole or in part, of any leak-out agreement with any other holder of securities, or (e) any breach by the Company of any term of the Leak-Out Agreement that is not cured within five trading days following delivery of written notice of such breach by the respective Investor to the Company, neither Investor, nor any of its Affiliates (as defined in the respective Leak-Out Agreement), collectively, shall sell, on any trading day, more than 10% of the common stock sold on such trading day.
Leak-Out Agreements [Member] | Minimum [Member] | August 2019 Notes and August 2019 Warrants [Member]
Debt conversion price per share									$ 0.10
Convertible Note Agreement [Member]
Debt principal balance																																						500,000
Debt original issue discount																																	$ 328,638				328,638	266,400
Payments of principal and interest																																					$ 100,000
Convertible notes payable																																						$ 233,600
Debt conversion price per share																																	$ 2.50				$ 2.50
Fair value of embedded conversion option derivatives																																	$ 328,638				$ 328,638
Embedded conversion option derivative																																					$ 328,638
Convertible Note Agreement [Member] | Accredited Investor [Member]
Debt principal balance															500,000	500,000
Proceeds from convertible promissory note															$ 500,000	$ 500,000
Debt instrument maturity date															Nov. 07, 2020	Oct. 14, 2020
Debt instrument interest rate															10.00%	10.00%
Payments of principal and interest															$ 200,000	$ 300,000
Debt instrument, description															During the existence of an Event of Default (as defined in the Fall 2019 Notes), interest accrued at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the seventh month anniversary of each respective note, monthly payments of interest and monthly principal payments were due and payable, until the respective maturity dates, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable under such Fall 2019 Note was immediately due and payable.	During the existence of an Event of Default (as defined in the Fall 2019 Notes), interest accrued at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the seventh month anniversary of each respective note, monthly payments of interest and monthly principal payments were due and payable, until the respective maturity dates, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable under such Fall 2019 Note was immediately due and payable.
Debt converted conversion percentage																18.00%